Financial instruments - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 38,682		$ 53,994
Finance costs	81,830	$ 72,190
Liabilities	1,778,947		1,771,586
Conversion Feature
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	33,895		38,732
Finance costs	4,800
Predecessor Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,500		8,800
Finance costs	6,300
OACB Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,287		$ 6,462
Finance costs	4,200
Liabilities	$ 2,300